Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Undersea cables USD ($)	Mar. 31, 2013 Undersea cables INR	Mar. 31, 2012 Undersea cables INR	Mar. 31, 2011 Undersea cables INR	Mar. 31, 2013 Capacity Purchase on Specified Cables USD ($)	Mar. 31, 2013 Capacity Purchase on Specified Cables INR	Mar. 31, 2012 Capacity Purchase on Specified Cables INR	Mar. 31, 2011 Capacity Purchase on Specified Cables INR	Mar. 31, 2013 Leases Undersea cables USD ($)	Mar. 31, 2013 Leases Undersea cables INR	Mar. 31, 2012 Leases Undersea cables INR	Mar. 31, 2011 Leases Undersea cables INR
Operating Leased Assets [Line Items]
Operating lease rent expense	$ 280	15,264	14,393	8,953					$ 152	8,269	7,358	6,804
Minimum operating sublease rentals		333
Sublease rental income	1	33	46	87
Lease cables with costs						505
Lease cables, accumulated depreciation						284
IRUs, depreciation expense													1	34	34	34
Lease rental income					$ 8	418	317	147